ACCOUNTS RECEIVABLE (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ACCOUNTS RECEIVABLE
Accounts receivable	$ 48,575,436	$ 46,158,050
Less: Allowance for doubtful accounts	(9,510,186)	(9,414,581)	(4,427,016)
Accounts receivable, net	39,065,250	36,743,469
Movements in allowance for doubtful accounts
Balance at beginning of the year	9,414,581	4,427,016
Foreign exchange adjustment	290,626	35,972
Allowance for (reversal of) doubtful accounts	(169,731)	4,951,593	3,067,349
Amounts written off as uncollectible	(25,290)
Balance at end of the year	9,510,186	9,414,581	4,427,016
Billed accounts receivables	33,139,714	34,822,040
Unbilled accounts receivables	$ 15,435,722	$ 11,336,010